   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D/A

Amendment No. 1

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  June 12, 2017 to July 17, 2017

   Commission File Number of issuing entity:  333-207340-01

   Central Index Key Number of issuing entity:  0001706060

UBS Commercial Mortgage Trust 2017-C1

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207340

   Central Index Key Number of depositor:  0001532799

   UBS Commercial Mortgage Securitization Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001685185

  UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001592182

   Rialto Mortgage Finance, LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001542256

   Natixis Real Estate Capital LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000740906

   Wells Fargo Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001238163

   Société Générale, New York Branch

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001548567

   CIBC Inc.

   (Exact name of sponsor as specified in its charter)

   Nicholas Galeone (212) 713-8832

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-4032144

  38-4032145

   (I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1	___	___	X	___
A-2	___	___	X	___
A-SB	___	___	X	___
A-3	___	___	X	___
A-4	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Explanatory Note

This form 10-D/A amends the Asset-Backed Issuer Distribution Report on Form 10-D with respect to UBS Commercial Mortgage Trust 2017-C1 filed on August 1, 2017 under Commission File No. 333-207340-01 (the “August 1 Form 10-D”). The purpose of this amendment is to correct an error of the name of the sponsor, UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York, reported in Item 1 of the August 1 Form 10-D. Effective upon the filing of this Form 10-D/A, Item 1 of the August 1 Form 10-D is replaced and superseded in its entirety by Item 1 of this Form 10-D/A.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2017, a distribution was made to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C1.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

During the distribution period from June 12, 2017 to July 17, 2017 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the ""Depositor"") and held by UBS Commercial Mortgage Trust 2017-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York ("UBS AG"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017.  The CIK number of UBS AG is 0001685185.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 01, 2017. The CIK number for Rialto is 0001592182.

Natixis Real Estate Capital LLC (“NREC”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017. The CIK number for NREC is 0001542256.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 12, 2017. The CIK number for Wells Fargo is 0000740906.

Société Générale, New York Branch (“Société”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 09, 2017. The CIK number for Société is 0001238163.

CIBC Inc. (“CIBC”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on July 18, 2017. The CIK number for CIBC is 0001548567.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for UBS Commercial Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$0
*REO Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$44,855.73
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for UBS Commercial Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$5,304.10
Interest Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$0.00
Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1)             Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C1, relating to the July 17, 2017 distribution.

(102)              ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).

(103)              ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.

(Depositor)

/s/ David Schell

Name:  David Schell, Executive Director

Date:  September 18, 2017

/s/   Nicholas Galeone

Nicholas Galeone, Executive Director

Date:  September 18, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2017-C1, relating to the July 17, 2017 distribution.

EX 102                     ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).

EX 103                     ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 1, 2017 under Commission File No. 333-207340-01 and incorporated by reference herein).